UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating revenues
Time charter revenues	$ 302,391	$ 256,083
Voyage charter revenues	5,792	28,753
Drilling contract revenues	95,844	37,860
Interest income – sales-type leases and leaseback assets	1,396	3,809
Profit sharing income	9,932	7,135
Other operating income	4,624	4,187
Total operating revenues	419,979	337,827
(Loss)/gain on sale of vessels	(17)	16,476
Operating expenses
Vessel and rig operating expenses	146,438	134,517
Depreciation	114,999	102,159
Vessel impairment charge	0	7,389
Administrative expenses	10,825	8,447
Total operating expenses	272,262	252,512
Operating income	147,700	101,791
Non-operating income/(expense)
Interest income – long-term loans to associated companies	2,276	2,263
Interest income – other	4,198	4,889
Interest expense	88,175	82,554
Loss on investments in equity securities	(207)	(792)
Interest and valuation gain/(loss) on non-designated derivatives	4,530	(2,694)
Other financial items, net	(1,416)	(1,090)
Equity in earnings of associated companies	1,475	1,451
Income before taxes	70,381	23,264
Tax expense	(4,447)	0
Net income	$ 65,934	$ 23,264
Per share information:
Basic earnings per share (in USD per share)	$ 0.52	$ 0.18
Diluted earnings per share (in USD per share)	$ 0.52	$ 0.18